Assets held for sale and Discontinued operations (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 14, 2023	Sep. 30, 2023	Dec. 31, 2022	Aug. 03, 2021
IfrsStatementLineItems [Line Items]
Contingent liabilities	R$ 3,073,462			R$ 3,736,829
Copel [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity value			81.20%
Investment amount			R$ 290,662
Investment received		R$ 14,533
Copel Ge T [Member]
IfrsStatementLineItems [Line Items]
Investment received		R$ 43,599
Copel Telecommunicacoes S A [Member]
IfrsStatementLineItems [Line Items]
Transfer of assets and liabilities					R$ 2,506,837
UEG Araucaria Ltd [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	300,727
Purchase gas	5,179,773
Social contribution	R$ 149,391